Note 13 – Variable Interest Entity (“VIE”)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 13 – Variable Interest Entity (“VIE”)

Note 13 – Variable Interest Entity (“VIE”)

The Company holds variable interest in a VIE which is not consolidated because it was determined that the Company is not the primary beneficiary of the VIE. The Company’s involvement with the entity is in the form of direct membership interest and management fee arrangement for program of investment management for assets of VIE. The Company’s maximum exposure to loss relating to non-consolidated VIE is the carrying value of its initial investment in the VIE.

The Company’s maximum exposure to loss relating to the non-consolidated VIE is as follows:

Non- Consolidated VIE	December 31, 2024	December 31, 2023
Unconsolidated VIE assets	$2,526,636	$—
Unconsolidated VIE liabilities	$(2,405,143)	$—
Due from related party	$1,475	$—
Stewards, Inc. exposure	$1,475	$—